Income taxes (FY)- Reconciliation of Statutory Federal Income Tax Rate and Effective Tax Rate (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Statutory federal income tax rate					35.00%	35.00%	35.00%
State taxes, net of federal benefit					0.40%	0.70%	2.00%
Non-controlling interest					(0.20%)	(0.20%)	(0.30%)
Realization of previously unrecognized PolyMedica tax benefit					(11.60%)	0.00%	0.00%
Other, net					(1.00%)	(0.20%)	(3.10%)
Effective tax rate	37.20%	36.90%	37.20%	35.90%	22.60%	35.30%	33.60%